Borrowings - Financial Liability (Details)	9 Months Ended
Sep. 30, 2022 USD ($)
Borrowings
Short-term financial liability	$ 118,860
Long-term financial liability	$ 118,475
Financial Liability
Borrowings
Term of debt	30 months
Receipt and activation term of mobile hardware	30 days
Short-term financial liability	$ 119,000
Long-term financial liability	$ 118,000